Other Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Receivables, Net, Current [Abstract]
OTHER RECEIVABLES
NOTE 5 – OTHER RECEIVABLES

At September 30, 2013 and December 31, 2012, the Company reported other receivables of $263,831 and $93,971, respectively, including an allowance for doubtful receivables of $21,448 and $11,457.

The balances of other receivables as of September 30, 2013 and December 31, 2012 included the following:
	September 30,	December 31,
	2013	2012
Deposits to supermarkets	$223,514	$79,419
Loan receivables	326	-
Travel advances to employees	48,505	22,648
Others	12,934	3,361
	285,279	105,428
Less: allowance for doubtful accounts	(21,448)	(11,457)
	$263,831	$93,971

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $9,564 and $0 for the nine months ended September 30, 2013 and 2012.

NOTE 5 – OTHER RECEIVABLES

At December 31, 2012 and 2011, the Company reported other receivables of $93,971 and $1,053,614, respectively, including an allowance for doubtful receivables of $11,457 and $9,940.

The balances of other receivables as of December 31, 2012 and 2011 included the following:
	December 31,
	2012	2011
Deposits to supermarkets	$79,419	$950,188
Loan receivables	-	70,809
Travel advances to employees	22,648	6,515
Others	3,361	36,042
	105,428	1,063,554
Less: allowance for doubtful accounts	(11,457)	(9,940)
	$93,971	$1,053,614

The Company reviews the other receivables on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. After evaluating the collectability of individual receivable balances, the Company increased the allowance for doubtful accounts in the amount of $1,436 and $9,782 for the years ended December 31, 2012 and 2011.